PHOENIX-ABERDEEN SERIES FUND

                       Supplement dated March 17, 2000 to
                       Prospectus dated November 26, 1999

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 4 for the Global Small Cap Fund and page 9 for the New Asia Fund. All other performance information contained in the current prospectus remains unchanged.

------------------------------------------------------------------------- -------------------------- ----------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)(1)                     ONE YEAR               LIFE OF THE FUND(2)
------------------------------------------------------------------------- -------------------------- ----------------------------
Global Small Cap Fund Class A Shares                                               -4.45%                       -0.81%
------------------------------------------------------------------------- -------------------------- ----------------------------
New Asia Fund Class A Shares                                                       -7.69%                      -18.33%
------------------------------------------------------------------------- -------------------------- ----------------------------

(1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
(2) Since September 4, 1996.

The "Fund Expenses" tables on pages 5 and 10 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 6 for the Global Small Cap Fund and page 11 for the New Asia Fund are amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Global Small Cap Fund Class A Shares                       $800              $1,269            $1,763           $3,116
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
New Asia Fund Class A Shares                               $879              $1,504            $1,152           $3,877
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 17 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested)." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 18 of the current prospectus is replaced in its entirety by the following:

                                                 SALES CHARGES AS A PERCENTAGE OF
                                                 --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE    OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------    --------------             -------------------
Under $50,000                                   5.75%                        6.10%
$50,000 but under $100,000                      4.75%                        4.99%
$100,000 but under $250,000                     3.75%                        3.90%
$250,000 but under $500,000                     2.75%                        2.83%
$500,000 but under $1,000,000                   2.00%                        2.04%
$1,000,000 or more                              None                          None

     Additionally, to correct a typographical error, the first sentence under the heading "The Advisers" on page 14 of the current prospectus is amended to read: "Phoenix-Aberdeen International Advisors, LLC ("PAIA") is the investment adviser to the funds and is located at One American Row, Hartford, Connecticut."

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP 147/SC (3/00)

                          PHOENIX-ABERDEEN SERIES FUND

                       Supplement dated March 17, 2000 to
          Statement of Additional Information dated November 26, 1999, as supplemented January 10, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 7 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

------------------------------------------------------------------------- -------------------------- ----------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 7/31/99)(1)                      ONE YEAR               LIFE OF THE FUND(2)
------------------------------------------------------------------------- -------------------------- ----------------------------
Global Small Cap Fund Class A Shares                                               -0.11%                       4.22%
------------------------------------------------------------------------- -------------------------- ----------------------------
New Asia Fund Class A Shares                                                       44.14%                      -6.35%
------------------------------------------------------------------------- -------------------------- ----------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since September 4, 1996.

The table under the heading "Dealer Concessions" on page 19 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF               DEALER DISCOUNT AS A
                                                       --------------------------------               --------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE             OFFERING PRICE        NET AMOUNT INVESTED     PERCENTAGE OF OFFERING PRICE
---------------------------------------             --------------        -------------------     ----------------------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.

PXP 147B/SC (3/00)